UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Imperium Advisors, LLC
Address: One Tampa Center
         Suite 2505
         Tampa, Florida  33602

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen R. Goldfield
Title:     Manager
Phone:     813.221.4600

Signature, Place, and Date of Signing:

     Stephen R. Goldfield     Tampa, Florida     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $86,700 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RES INC                    COM              001204106     7663   205500 SH       SOLE                   205500
AMEREN CORP                    COM              023608102     4234    78300 SH       SOLE                    78300
ATMOS ENERGY CORP              COM              049560105      716    25100 SH       SOLE                    25100
AVISTA CORP                    COM              05379B107     2057   105700 SH       SOLE                   105700
CALPINE CORP                   COM              131347106       91    35000 SH       SOLE                    35000
CENTRAL VT PUB SVC CORP        COM              155771108      378    20400 SH       SOLE                    20400
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100     1780    45000 SH       SOLE                    45000
DYNEGY INC NEW                 CL A             26816Q101      476   100900 SH       SOLE                   100900
EDISON INTL                    COM              281020107     1880    39300 SH       SOLE                    39300
EL PASO ELEC CO                COM NEW          283677854     2512   119300 SH       SOLE                   119300
ENDEAVOUR INTL CORP            COM              29259G101     5940  1187905 SH       SOLE                  1187905
ENDESA S A                     SPONSORED ADR    29258N107     2141    80000 SH       SOLE                    80000
ENERGYSOUTH INC                COM              292970100      464    16214 SH       SOLE                    16214
EQUITABLE RES INC              COM              294549100     2924    75120 SH       SOLE                    75120
INFINITY INC                   COM PAR $.0001   45663L403     1532   189862 SH       SOLE                   189862
MCMORAN EXPLORATION CO         COM              582411104      848    43600 SH       SOLE                    43600
NATIONAL FUEL GAS CO N J       COM              636180101      514    14900 SH       SOLE                    14900
NISOURCE INC                   COM              65473P105     1279    52500 SH       SOLE                    52500
NORTHWEST NAT GAS CO           COM              667655104     2429    64400 SH       SOLE                    64400
NRG ENERGY INC                 COM NEW          629377508     2691    63700 SH       SOLE                    63700
PEPCO HOLDINGS INC             COM              713291102     2748   118200 SH       SOLE                   118200
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     2900    45000 SH       SOLE                    45000
PNM RES INC                    COM              69349H107     2154    75100 SH       SOLE                    75100
PPL CORP                       COM              69351T106     5644   172500 SH       SOLE                   172500
QUESTAR CORP                   COM              748356102     1265    14400 SH       SOLE                    14400
RELIANT ENERGY INC             COM              75952B105      989    65000 SH       SOLE                    65000
SCANA CORP NEW                 COM              80589M102     7455   176300 SH       SOLE                   176300
SEMPRA ENERGY                  COM              816851109      234     5000 SH       SOLE                     5000
SOUTH JERSEY INDS INC          COM              838518108     3371   114500 SH       SOLE                   114500
SOUTHERN UN CO NEW             COM              844030106     3025   117418 SH       SOLE                   117418
TXU CORP                       COM              873168108     4569    40800 SH       SOLE                    40800
WESTAR ENERGY INC              COM              95709T100     1244    50500 SH       SOLE                    50500
WILLIAMS COS INC DEL           COM              969457100     3566   142600 SH       SOLE                   142600
WISCONSIN ENERGY CORP          COM              976657106     4987   124200 SH       SOLE                   124200